The Vantagepoint Funds

777 N. Capitol Street N.E.

Washington, D.C. 20002

January 4, 2016

Angela C. Montez

(202) 962-8096

amontez@icmarc.org

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    The Vantagepoint Funds File Nos. 333-60789 and 811-08941

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of The Vantagepoint Funds (the “Funds”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 60 to the Fund’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933. Such Post-Effective Amendment No. 60 is the most recent amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 18, 2015 (the “Amendment”) and which became effective on December 31, 2015.

If you have any questions with respect to this filing or the Amendment, please contact me at (202) 962-8096.

Very truly yours,

/s/ Angela C. Montez

Angela C. Montez

Secretary of The Vantagepoint Funds